Prospectus Supplement                                              223980 3/05
dated March 28, 2005 to:
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PUTNAM FLOATING RATE INCOME FUND
Prospectus dated September 7, 2004,
as revised January 14, 2005

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio Leader   Joined Fund  Experience
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Paul D. Scanlon    2005         1999 - present           Putnam
                                                         Management
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Portfolio Members  Joined Fund  Experience               Employer
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Joseph H. Towell   2004         2001 - present           Putnam Management

                                Prior to September 2001  First Union
                                                         Corporation
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Neal J. Reiner     2004         2001 - present           Putnam Management

                                Prior to July 2001       Bain
                                                         Capital/
                                                         Sankaty Advisors
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